COMMITMENTS AND CONTIGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITIES OPERATING COMMITMENTS LEASE LIABILITIES

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of December 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	-
2-5 years	176,981
Total	$176,981

SCHEDULE OF CURRENT LEGAL PROCEEDINGS

All the legal proceedings were recorded in the accounts of liabilities held for sale and losses from discontinued operations.

No.	Plaintiff	Defendant	Cause of Action	Status on December 31, 2025	Recorded in Account Payable (USD) as of December 31, 2025	Recorded in Accrued legal expenses (USD) as of December 31, 2025	Status of Subsequent Updates to the Filing Date	Name of the Court
1	Wang Zhangang	Zibo, PRC, Ganzhou, PRC	Labor disputes	Case applying for preservation	-	4,004	No change	Zhangdian District Labor Dispute Arbitration Committee
2	Shenzhen Haiying Science & Technology Co., Ltd.	Huizhou, PRC, Ganzhou, PRC	Contractual Dispute	Case applying for preservation	38,599	6,834	No change	Shenzhen Futian District People’s Court
3	Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	-	1,144	No change	Suzhou Industrial Park People’s Court
4	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Ganzhou, PRC	Contractual Dispute	Case applying for preservation	11,118	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
5	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	3,281	5,587	No change	Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court
6	Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.	Ganzhou, PRC	Contractual Dispute	Case applying for preservation	20,592	1,416	No change	Longgang District People’s Court
7	Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch	Ganzhou, PRC	Contractual Dispute	Case applying for preservation	11,232	808	No change	Zhongshan City Second People’s Court
8	Deng Yongbo	Huizhou, PRC	Labor disputes	Case applying for preservation	11,680	23,116	No change	Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee
9	Shenzhen Kuayue Express Co., Ltd.	Yilon Energy, Huizhou, PRC	Contractual Dispute	Case applying for preservation	11,008	3,950	No change	Shenzhen Bao’an District People’s Court
10	Shenzhen Jintongda Machinery Co., Ltd.	Ganzhou, PRC	Contractual Dispute	Case applying for preservation	46,710	12,572	No change	Ganzhou Economic and Technological Development Zone People’s Court
11	Shenzhen Haizhuolian Mechanical and Electrical Equipment Co., Ltd., Ganzhou Branch	Ganzhou, PRC	Contractual Dispute	Judgment effected	-	5,720	No change	Ganzhou Economic and Technological Development Zone People’s Court
12	Shenzhen Fengshengyuan Technology Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	14,648	-	No change	Guangzhou Intermediate People’s Court
13	Shandong Chuangying Flooring Engineering Co., Ltd.	Zibo, PRC, Huizhou, PRC	Contractual Dispute	Case applying for preservation	1,715	1,137	No change	Zibo Zhangdian District People’s Court Fengshui Tribunal
14	Amphenol Automotive Connection Systems Changzhou Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	11,559	937	No change	Changzhou Xinbei District People’s Court
15	Lanzhou Electric Motor Co., Ltd. Companies(i)	Ganzhou, PRC	Contractual Dispute	Case applying for preservation	2,868,396	675,985	No change	Lanzhou New District People’s Court
16	Shenzhen Lingyueda Technology Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	14,550	660	No change	Shenzhen Guangming District People’s Court
17	Suzhou Qinglizi New Energy Technology Co., Ltd.	Ganzhou, PRC, Huizhou, PRC	Contractual Dispute	Case applying for preservation	10,084	884	No change	Taicang District People’s Court
18	Yutong Bus Co., Ltd.(ii)	Huizhou, PRC & Elong Power (Ganzhou)	Contractual Dispute	Case applying for preservation	-	449,466	No change	Zhengzhou Guancheng District People’s Court

No.	Plaintiff	Defendant	Cause of Action	Status on December 31, 2025	Recorded in Account Payable (USD) as of December 31, 2025	Recorded in Accrued legal expenses (USD) as of December 31, 2025	Status of Subsequent Updates to the Filing Date	Name of the Court
19	Lanjun Hardware & Electrical Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	2,602	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
20	Xianning Fengdan Public Transport Holding Co., Ltd.(iii)	Ganzhou, PRC, Huizhou, PRC	Contractual Dispute	Judgment effected	-	928,194	No change	Xianning Xianning District People’s Court
21	Ganzhou Gert Machinery Co., Ltd.	Ganzhou, PRC	Contractual Dispute	Case applying for preservation	5,054	483	No change	Ganzhou Economic and Technological Development Zone People’s Court
22	Connet (Changzhou) Intelligent Technology Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	-	-	No change	Ganzhou Economic and Technological Development Zone People’s Court
23	Xiamen Kinglong Travel Vehicle Co., Ltd., Lin Zhengbin, Tongcheng Zhilian (Shenzhen) Technology Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	-	40,039	No change	Shenzhen Intermediate People’s Court
24	Chery Wanda Guizhou Bus Co., Ltd.(iv)	Huizhou, PRC	Contractual Dispute	Case applying for preservation	-	825,065	No change	Guiyang Huaxi District People’s Court
25	Shenzhen Yanxiangda Technology Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	46,454	-	No change	Pingshan District Court, Shenzhen
26	Liu Yongjian	Ganzhou, PRC, Huizhou, PRC	Labor disputes	Case applying for preservation	408	3,522	No change	Ganzhou Economic and Technological Development Zone Labor Arbitration Committee
27	Connet (Changzhou) Intelligent Technology Co., Ltd.	Huizhou, PRC	Contractual Dispute	Case applying for preservation	4,886	223	No change	Ganzhou Economic and Technological Development Zone People’s Court
				Total amount:	$3,134,576	2,991,746

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with customers and suppliers. As of this report date of the consolidated financial statements, the Company is ongoing with various lawsuits and the estimate aggregate amount related to such litigations are approximately $6.12 million (RMB42.8 million), which comprises the following: Amounts due to suppliers recorded in accounts payable totaling $3.13 million (RMB21.9 million); Accrued legal expenses recognized pursuant to court judgments amounting to $2.99 million (RMB20.9 million). For the years ended December 31, 2025, 2024 and 2023, all the legal proceedings were recorded in the accounts of liabilities held for sale and losses from discontinued operations.

i)	In April 2024, a customer of our company filed a lawsuit against Ganzhou, PRC in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at $3.2 million, RMB22.7 million). According to the court judgment obtained, Ganzhou, PRC is required to return the $3.2 million (RMB22.7 million) it has already received and pay liquidated damages. Based on this judgment, the company has assessed the relevant facts and legal obligations and recognized a provision of $0.6 million (RMB2.1 million).

ii)

In December 2024, a customer of the Company filed a lawsuit against Huizhou, PRC in Henan Province, seeking reimbursement of battery repair costs. According to the court judgment obtained, Huizhou, PRC is required to pay the customer $0.4 million (RMB3.1 million) for battery replacement and other related expenses. Based on this judgment, the Company has carefully assessed the relevant facts and legal obligations and has recognized a provision of $0.4 million (RMB3.1 million) in liabilities.

iii)	In 2021, a user of the Company’s product filed a lawsuit in Xianning, Hubei Province against a Company’s customer (first defendant) and the Company (the second defendant). The Company accrued $0.9 million (RMB6.4 million) lawsuit compensation charge as of the date the consolidated financial statements are issued.

iv)	In 2022, a customer of the Company filed a lawsuit against Huizhou, PRC and Ganzhou, PRC in Guizhou Province, seeking payment for the costs associated with replacing a vehicle’s power battery. According to the court judgment obtained, Huizhou, PRC and Ganzhou, PRC must jointly pay the customer a total of $0.8 million (RMB5.7 million) for the vehicle’s power battery replacement and related expenses. Based on this effective judgment and management’s assessment of the relevant facts and legal obligations, the Company has recognized a provision of RMB5.7 million in its financial statements.